OTHER LONG TERM ASSETS (Details)	1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Apr. 30, 2015	Mar. 31, 2016 USD ($)	Sep. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Other long term assets [Line Items]
Acquired as a result of the Merger				$ 9,116,000	$ 4,744,000		$ 4,744,000
Transfers to current assets							(250,000)	$ 0
Provision for uncollectible receivables							1,800,000	4,729,000	$ 0
Other long term assets				9,116,000	7,527,000		7,527,000	4,744,000
Deferred tax asset					343,000		343,000	0
2017					250,000		250,000
2018					500,000		500,000
2019					1,500,000		1,500,000
2020					0		0
2021					0		0
Thereafter					0		0
Total					2,250,000		2,250,000
Other long term assets acquired upon the merger, Principal				$ 10,000,000	$ 3,000,000		$ 3,000,000
Other long term assets acquired upon the merger, Discount Rate				7.00%
Other long term assets acquired upon the merger, Interest Rate				2.00%	1.00%		1.00%
Interest Income, Other					$ 21,000	$ 200,000		600,000
Charter hire expenses							$ 53,691,000	30,719,000	$ 0
Principal amount [Member]
Other long term assets [Line Items]
Interest Income, Other						100,000		400,000
Principal amount [Member]
Other long term assets [Line Items]
Interest Income, Other						$ 100,000		200,000
Other Long Term Assets [Member]
Other long term assets [Line Items]
Accreted interest				$ 357,000			56,000
Repayments							(750,000)	0
Provision for uncollectible receivables				$ 4,729,000			1,800,000
Other long term assets					2,000,000		2,000,000	4,744,000
Prepaid Charter Hire Expenses [Member] | Ship Finance International Ltd [Member]
Other long term assets [Line Items]
Prepaid charterhire expenses							5,184,000	$ 0
KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum [Member] | Ship Finance International Ltd [Member]
Other long term assets [Line Items]
Number of vessels sold and leased back	8		8					8
Charter Term, Contractual		10 years	10 years					10 years
Daily Time Charter Rate, Period 1			$ 17,600					$ 17,600
Charter Term, Contractual, Period 1			7 years					7 years
Daily Time Charter Rate, Period 2		$ 14,900	$ 14,900					$ 14,900
Charter Term, Contractual, Period 2			3 years					3 years
Daily Time Charter Rate, Portion Attributable To Operating Expenses			$ 7,000
Purchase option net of sellers credit					$ 112,000,000		112,000,000	$ 112,000,000
Charter term, Extension		3 years	3 years					3 years
Daily Time Charter Rate, Extension			$ 14,900					$ 14,900
Charter hire expenses							$ 5,200,000	$ 0